Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Nyxoah Ltd
Subsidiaries:
Percentage of share capital held	100.00%	100.00%	100.00%
Share capital of subsidiary | ₪	₪ 1	₪ 1	₪ 1
Nyxoah Pty Ltd
Subsidiaries:
Percentage of share capital held	100.00%	100.00%	100.00%
Share capital of subsidiary				$ 100			$ 100			$ 100
Nyxoah Inc
Subsidiaries:
Percentage of share capital held	100.00%	100.00%	100.00%
Share capital of subsidiary					$ 1			$ 1			$ 1
Nyxoah GmbH
Subsidiaries:
Percentage of share capital held	100.00%
Share capital of subsidiary | €						€ 25,000			€ 25,000			€ 25,000